Subsequent Events	3 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events [Text Block]
17.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the time of filing these financial statements with the Securities and Exchange Commission.